CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED BALANCE SHEETS (Parenthetical)
Allowance for loans receivable, net of provision for loan losses	$ 619	$ 2,086
Allowance for other receivables and prepayments, net of provision for credit losses	3	5
Allowance for deposits for acquisition of subsidiary, net provision for credit losses	131	127
Allowance for long-term loans receivable, net	$ 1,453	$ 1,472
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Ordinary shares, par value	$ 0.004	$ 0.004
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	101,597,998
Ordinary shares, shares outstanding	101,597,998